SCHEDULE OF CURRENCY EXCHANGE RATES (Details) - USD [Member]	Jun. 30, 2026	Dec. 31, 2025
Debt Instrument [Line Items]
Exchange rate	0.7727
Year End Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7727	0.7777
Average Rate [Member]
Debt Instrument [Line Items]
Exchange rate	0.7828	0.7654